First Trust Structured Credit Income Opportunities ETF Investment Strategy - First Trust Structured Credit Income Opportunities ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in structured credit investments. Structured credit investments are created through a securitization process, in which financial assets such as loans and mortgages are packaged into interest-bearing securities backed by those assets and issued to investors. Structured credit investments include, but are not limited to, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLO") and asset-backed securities ("ABS"). The Fund may invest in agency securities, offered by government or quasi-government agencies, and non-agency securities, offered by non-governmental issuers. The Fund may also invest in investment companies that invest primarily in structured credit investments. The structured credit investments held by the investment companies in the Fund’s portfolio will be counted towards the requirement that the Fund invest 80% of its net assets in structured credit investments. The Fund may invest in callable agency securities, which give the issuer the right to redeem the security prior to maturity. As discussed in more detail below, the Fund may purchase securities on a when-issued or delayed delivery basis or in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls. The Fund includes these transactions towards its 80% investment requirement. Under normal market conditions, the Fund will invest no more than 60% of its net assets in securities that are, at the time of investment, not investment grade, commonly referred to as “high-yield” or “junk” securities. This may include securities that are currently in default (“distressed securities”). The Fund may also invest in restricted securities and interest or principal only securities. The investment advisor determines which investments to buy and sell by employing a relative value approach, pursuant to which it judges each security's risk-versus-reward characteristics against other securities. At the core of its investment process, the investment advisor utilizes quantitative and qualitative methods to assess risks and opportunities in seeking to deliver superior risk-adjusted returns. Under normal market conditions, the Fund seeks to construct a portfolio that has a weighted average duration of -1 to +6 years. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, if a portfolio of mortgage loans has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise about 3% if interest rates fall by 1%. The value of a security with negative duration will generally decline if interest rates decrease. For example, if a portfolio of mortgage loans has an average duration of -1 year, its value can be expected to rise about 1% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to fall about 1% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration. The Fund’s investment advisor will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund’s advisor will utilize third-party models. Under normal market conditions, the Fund will invest at least 50% of its net assets in mortgage-related securities. The Fund’s investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as “pass-through” securities and collateralized mortgage obligations ("CMOs"), including RMBS and CMBS, stripped mortgage-backed securities ("SMBS") and real estate mortgage investment conduits. The Fund may invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in TBA Transactions, including mortgage dollar rolls. In a TBA Transaction, a seller and buyer of securities agree upon a price for delivering a given volume of securities at a specified future date. The characteristic feature of a TBA Transaction is that the actual identity of the securities to be delivered at settlement is not specified on the trade date. Instead, participants agree upon only the general parameters of the securities to be delivered, including issuer, maturity, coupon, price, par amount and settlement date. Generally, two days prior to the settlement date, the seller provides the buyer with the identity of the securities it intends to deliver on the settlement date. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-related securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. The Fund may invest in exchange-listed or over-the-counter ("OTC") traded derivatives instruments, including futures, forwards, options and swaps. The Fund’s use of derivatives will be used to: enhance returns, manage risks, manage duration, serve as a substitute for a position in an underlying asset, reduce transaction costs, maintain full market exposure, to manage cash flows and/or to preserve capital. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security. The Fund may use certain credit derivatives to obtain exposure to CMBS, such as CMBX. The Fund may use CMBX exposure in two ways: when the Fund is a buyer of CMBX credit protection, it seeks to manage its risk exposure to CMBS; when the Fund is a seller of CMBX credit protection, it seeks to gain exposure to CMBS, similar to investing directly in a basket of CMBS. When the Fund obtains exposure to CMBS using CMBX, it will be considered an investment in a derivative with comparable economic characteristics to CMBS for purposes of the Fund's stated policy to invest at least 80% of its net assets (including investment borrowings) in structured credit investments. The Fund’s investments will be concentrated (i.e., 25% or more of the Fund’s total assets) in the industries constituting the mortgage-related securities sector, including agency mortgage-backed securities. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).